PSF NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks
Aluminum — 0.3%
Alcoa Corp.	45,499	$1,755,351
Coal & Consumable Fuels — 1.8%
Cameco Corp. (Canada)	156,765	7,487,096
Uranium Energy Corp.*(a)	411,400	2,554,794
		10,041,890
Construction & Engineering — 0.6%
Quanta Services, Inc.	11,792	3,515,785
Construction Materials — 0.9%
Vulcan Materials Co.	19,407	4,860,095
Copper — 2.0%
Freeport-McMoRan, Inc.	168,083	8,390,703
Southern Copper Corp. (Mexico)(a)	20,813	2,407,440
		10,798,143
Diversified Chemicals — 1.2%
BASF SE (Germany)	64,930	3,441,478
Huntsman Corp.	119,387	2,889,166
		6,330,644
Diversified Metals & Mining — 4.8%
BHP Group Ltd. (Australia)	300,151	9,318,537
Glencore PLC (Australia)*	671,774	3,847,016
Ivanhoe Electric, Inc.*(a)	194,812	1,648,110
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	150,578	2,240,105
MP Materials Corp.*(a)	168,000	2,965,200
Pilbara Minerals Ltd. (Australia)*(a)	420,807	946,512
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $1,102,975; purchased 11/27/07)^(f)	129,100	3,452
Teck Resources Ltd. (Canada)(Class B Stock)	94,854	4,955,173
		25,924,105
Electric Utilities — 2.9%
FirstEnergy Corp.	58,060	2,574,961
NextEra Energy, Inc.	80,447	6,800,185
PG&E Corp.	132,555	2,620,612
Southern Co. (The)	43,138	3,890,185
		15,885,943
Electrical Components & Equipment — 1.3%
Hubbell, Inc.	8,268	3,541,598
Schneider Electric SE	12,844	3,385,780
		6,927,378
Fertilizers & Agricultural Chemicals — 1.4%
CF Industries Holdings, Inc.(a)	60,937	5,228,394
Mosaic Co. (The)	98,456	2,636,652
		7,865,046
Forest Products — 2.0%
Louisiana-Pacific Corp.	49,820	5,353,657
	Shares	Value
Common Stocks (continued)
Forest Products (cont’d.)
West Fraser Timber Co. Ltd. (Canada)	59,298	$5,777,439
		11,131,096
Gold — 3.3%
Agnico Eagle Mines Ltd. (Canada)	45,093	3,632,692
Alamos Gold, Inc. (Canada) (Class A Stock)(a)	260,607	5,196,504
Artemis Gold, Inc. (Canada)*	59,200	567,728
De Grey Mining Ltd. (Australia)*	986,442	940,279
Franco-Nevada Corp. (Canada)	29,160	3,621,795
Osisko Gold Royalties Ltd. (Canada)(a)	190,818	3,534,320
Skeena Resources Ltd. (Canada)*(a)	64,500	547,972
		18,041,290
Heavy Electrical Equipment — 1.1%
GE Vernova, Inc.*	23,546	6,003,759
Industrial Gases — 5.0%
Air Liquide SA (France)	43,889	8,475,415
Linde PLC	39,530	18,850,276
		27,325,691
Industrial Machinery — 0.7%
Stanley Black & Decker, Inc.(a)	33,317	3,669,201
Integrated Oil & Gas — 19.9%
BP PLC, ADR	165,832	5,205,466
Chevron Corp.(a)	94,301	13,887,708
Equinor ASA (Norway)	194,149	4,911,714
Exxon Mobil Corp.	296,299	34,732,169
Galp Energia SGPS SA (Portugal)	362,209	6,779,590
Shell PLC	565,032	18,330,621
Suncor Energy, Inc. (Canada)	253,978	9,374,529
TotalEnergies SE (France)(a)	238,704	15,500,328
		108,722,125
Metal & Glass Containers — 0.9%
Ball Corp.(a)	70,482	4,786,433
Multi-Utilities — 0.8%
Ameren Corp.	23,231	2,031,783
Dominion Energy, Inc.	41,523	2,399,614
		4,431,397
Oil & Gas Drilling — 0.5%
Noble Corp. PLC(a)	81,771	2,955,204
Oil & Gas Equipment & Services — 7.8%
Atlas Energy Solutions, Inc.(a)	121,523	2,649,201
Baker Hughes Co.	193,208	6,984,469
Expro Group Holdings NV*	147,080	2,525,364
Halliburton Co.	130,812	3,800,089
Kodiak Gas Services, Inc.	68,379	1,982,991
Schlumberger NV	261,037	10,950,502
TechnipFMC PLC (United Kingdom)	297,061	7,791,910
Tenaris SA, ADR	88,882	2,825,559
Weatherford International PLC	36,600	3,108,072
		42,618,157
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PSF NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Exploration & Production — 17.3%
Canadian Natural Resources Ltd. (Canada)	368,537	$12,237,788
Chesapeake Energy Corp.(a)	61,217	5,035,098
ConocoPhillips(a)	221,261	23,294,358
Diamondback Energy, Inc.	55,640	9,592,336
EOG Resources, Inc.	106,966	13,149,330
EQT Corp.(a)	201,679	7,389,519
Hess Corp.	21,351	2,899,466
Kosmos Energy Ltd. (Ghana)*(a)	632,774	2,550,079
Permian Resources Corp.	280,869	3,822,627
Range Resources Corp.	180,723	5,559,040
Southwestern Energy Co.*	821,733	5,842,522
Viper Energy, Inc.(a)	72,292	3,261,092
		94,633,255
Oil & Gas Refining & Marketing — 4.9%
Marathon Petroleum Corp.	80,080	13,045,833
Phillips 66	29,516	3,879,878
Valero Energy Corp.	72,528	9,793,456
		26,719,167
Oil & Gas Storage & Transportation — 7.4%
Enbridge, Inc. (Canada)(a)	351,502	14,274,496
Kinder Morgan, Inc.	123,000	2,717,070
Targa Resources Corp.	64,972	9,616,506
Williams Cos., Inc. (The)	304,707	13,909,875
		40,517,947
Paper Packaging — 1.7%
International Paper Co.(a)	70,530	3,445,390
Packaging Corp. of America	26,689	5,748,811
		9,194,201
Semiconductor Equipment — 0.9%
Entegris, Inc.	22,300	2,509,419
SUMCO Corp. (Japan)	232,500	2,514,707
		5,024,126
Specialty Chemicals — 5.4%
HB Fuller Co.	39,730	3,153,767
International Flavors & Fragrances, Inc.	46,337	4,862,142
RPM International, Inc.	34,953	4,229,313
Sherwin-Williams Co. (The)	24,396	9,311,221
Shin-Etsu Chemical Co. Ltd. (Japan)	187,300	7,827,342
		29,383,785
Steel — 2.6%
Champion Iron Ltd. (Australia)	654,095	3,290,635
Cleveland-Cliffs, Inc.*(a)	254,057	3,244,308
Steel Dynamics, Inc.	32,009	4,035,695
	Shares	Value
Common Stocks (continued)
Steel (cont’d.)
Warrior Met Coal, Inc.	52,677	$3,366,060
		13,936,698

Total Long-Term Investments (cost $430,725,943)		542,997,912
Short-Term Investments — 13.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	2,315,978	2,315,978
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $73,481,933; includes $73,166,626 of cash collateral for securities on loan)(b)(wb)	73,524,218	73,494,809

Total Short-Term Investments (cost $75,797,911)		75,810,787

TOTAL INVESTMENTS—113.3% (cost $506,523,854)		618,808,699

Liabilities in excess of other assets — (13.3)%		(72,546,840)

Net Assets — 100.0%		$546,261,859

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,452 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,812,139; cash collateral of $73,166,626 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $1,102,975. The value of $3,452 is 0.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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